CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Total
Beginning Balance, Shares at Aug. 31, 2013	24,194,713
Beginning Balance, Amount at Aug. 31, 2013	$ 24,194	$ 17,441,034	$ (17,053,889)	$ 411,339
Stock based compensation related to stock issuance, Shares	30,000
Stock based compensation related to stock issuance, Amount	$ 30	86,970		87,000
Stock based compensation due to common stock purchase options		701,396		701,396
Reversal of stock based compensation due to forfeiture of stock options		(356,973)		$ (356,973)
Exercise of stock options, Shares	81,899
Exercise of stock options, Amount	$ 82	(82)
Discount on convertible promissory note due to detachable warrants		1,137,149		$ 1,137,149
Discount on convertible promissory note due to beneficial conversion feature		$ 1,862,851		1,862,851
Net loss			$ (3,892,381)	(3,892,381)
Ending Balance, Shares at Aug. 31, 2014	24,306,612
Ending Balance, Amount at Aug. 31, 2014	$ 24,306	$ 20,872,345	$ (20,946,270)	(49,619)
Stock based compensation related to stock issuance, Shares	60,000
Stock based compensation related to stock issuance, Amount	$ 60	83,940		84,000
Stock based compensation due to common stock purchase options		436,774		436,774
Discount on convertible promissory note due to detachable warrants		3,000,000		3,000,000
Discount on $600,000 bridge loan due to detachable warrants		299,750		299,750
Exercise of Series H warrants, Shares	1,751,216
Exercise of Series H warrants, Amount	$ 1,751	1,451,763		$ 1,453,514
Exercise of Series G warrants, Shares	454,787
Exercise of Series G warrants, Amount	$ 455	(455)
Net loss			$ (8,092,744)	$ (8,092,744)
Ending Balance, Shares at Aug. 31, 2015	26,572,615
Ending Balance, Amount at Aug. 31, 2015	$ 26,572	$ 26,144,117	$ (29,039,014)	$ (2,868,325)